Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted loss per share for the years ended December 31, 2023, 2024 and 2025 are calculated as follows:

	For the years ended December 31,
	2023		2024		2025
	Class A	Class B	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders	(543,089)	(110,600)	(288,286)	(58,340)	(46,326)	(6,626)	(9,020)	(1,290)

Denominator:
Weighted-average number of ordinary shares outstanding	85,188,137	17,324,848	85,610,197	17,324,848	88,979,617	88,979,617	17,324,848	17,324,848
Effect of unvested restricted shares	(116,446)	—	—	—	—	—	—	—

Weighted-average number of ordinary shares outstanding – basic and diluted	85,071,691	17,324,848	85,610,197	17,324,848	88,979,617	88,979,617	17,324,848	17,324,848

Loss per share - basic and diluted	(6.38)	(6.38)	(3.37)	(3.37)	(0.52)	(0.07)	(0.52)	(0.07)